Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 387,242	$ 247,869	$ 304,957	$ 302,202	$ 367,838	$ 227,034	$ 286,012	$ 275,405	$ 332,856	$ 219,633		$ 263,323		$ 245,747		$ 297,038		$ 1,222,866	$ 1,121,307	$ 1,025,741
Costs and expenses	368,311	254,869	300,190	272,609	334,651	223,557	273,575	242,975	291,841	220,437	[1]	244,838	[1]	225,975	[1]	263,405	[1]	1,162,319	1,031,948	954,655	[1]
Income before income taxes	18,931	(7,000)	4,767	29,593	33,187	3,477	12,437	32,430	41,015	(804)		18,485		19,772		33,633		60,547	89,359	71,086
Net Income (Loss)	$ 18,589	$ (7,164)	$ 4,396	$ 29,326	$ 32,795	$ 3,166	$ 12,376	$ 32,093	$ 40,503	$ (1,156)		$ 19,232		$ 19,322		$ 33,284		$ 59,353	$ 88,138	$ 70,682

[1]	Includes net loss on extinguishment of debt.